Costs (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of costs
	06.30.21	06.30.20	06.30.19
Other operative costs	35	38	428
Cost of property operations	35	38	428
Crops	16,343	14,700	9,252
Sugarcane	4,560	4,495	3,471
Cattle	2,370	2,436	1,089
Supplies	1,662	1,258	763
Consignment	1,193	981	199
Advertising and brokerage fees	869	698	596
Agricultural rental and other services	242	411	438
Cost of sales and services from agricultural business	27,239	24,979	15,808
Trading properties and developments	1,069	1,028	790
Rental and services	4,433	6,014	7,324
Hotel operations, tourism services and others	1,056	1,866	2,383
Cost of sales and services from sales and services from urban properties and investment business	6,558	8,908	10,497
Total costs	33,832	33,925	26,733